Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Net deferred income tax assets	14,643	18,172
Net deferred income tax liabilities	60	165

Summary of Components of Net Deferred Income Tax Assets and Liabilities

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Net deferred income tax assets:
Unearned revenues	3,914	5,192
Accumulated provision for expected credit losses	3,618	3,667
Lease liability over ROU assets under IFRS 16(1)	3,240	3,448
Pension and other employee benefits	2,607	2,224
Fixed asset impairment/depreciation due to shortened life of property and equipment	2,480	2,875
Unamortized past service pension costs	1,908	2,629
Unrealized foreign exchange losses	1,404	1,157
Accumulated write-down of inventories to net realizable values	371	393
NOLCO	266	199
Excess MCIT over RCIT	13	—
Taxes and duties capitalized	(167)	(147)
Derivative financial instruments	(203)	215
Customer list and trademark	(361)	(272)
Capitalized charges and others	(4,447)	(3,408)
Total deferred income tax assets – net	14,643	18,172
Net deferred income tax liabilities:
Investment property	389	240
Unrealized foreign exchange gains	22	21
Others	(351)	(96)
Total deferred income tax liabilities	60	165

(1) As at December 31, 2024 and 2023, the deferred tax asset on lease liability amounted to Php13,234 million and Php11,909 million, respectively while the deferred tax liability on right of use asset amounted to Php9,994 million and Php8,461 million, respectively.

Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities)

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Net deferred income tax assets – balances at beginning of the year	18,172	17,636
Net deferred income tax liabilities – balances at beginning of the year	(165)	(204)
Net balances at beginning of the year	18,007	17,432
Movement charged directly to other comprehensive income (loss)	597	2,226
Provision for deferred income tax	(3,938)	(1,648)
Others	(83)	(3)
Net balances at end of the year	14,583	18,007
Net deferred income tax assets – balances at end of the year	14,643	18,172
Net deferred income tax liabilities – balances at end of the year	(60)	(165)

Summary of Analysis of Net Deferred Income Tax Assets

The analysis of our consolidated net deferred income tax assets as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	11,449	15,423
Deferred income tax assets to be recovered within 12 months	3,194	2,749
Net deferred income tax assets	14,643	18,172

Summary of Analysis of Net Deferred Income Tax Liabilities

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	106	165
Deferred income tax liabilities to be settled within 12 months	(46)	—
Net deferred income tax liabilities	60	165

Summary of Provision for (Benefit from) Income Tax

Provision for (benefit from) income tax for the years ended December 31, 2024, 2023 and 2022 consist of:

	2024	2023	2022
	(in million pesos)
Current	6,200	7,964	6,949
Deferred (Note 3)	3,938	1,648	(4,175)
	10,138	9,612	2,774

Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(in million pesos)
Provision for income tax at the applicable statutory tax rate	10,673	9,109	3,377
Tax effects of:
Equity share in net losses of associates and joint ventures	207	701	427
Loss (income) not subject to income tax	57	(97)	16
Nondeductible expenses	12	326	145
NOLCO/MCIT expiration	1	25	3
Net movement in unrecognized deferred income tax assets and other adjustments	(127)	338	(103)
Income subject to final tax	(172)	(251)	(185)
Special deductible items and income subject to lower tax rate	(210)	(163)	(141)
Difference between Optional Standard Deduction (OSD) and itemized deductions	(303)	(376)	(765)
Actual provision for income tax	10,138	9,612	2,774

Summary of Amount of Unrecognized Deferred Income Tax Assets

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2024 and 2023 are as follows:

	2024	2023
	(in million pesos)
Accumulated provision for expected credit losses	1,266	1,294
NOLCO	1,208	1,541
Customer list and trademark	428	49
Fixed asset impairment	169	192
Unrealized foreign exchange losses	50	37
Derivative financial instruments	35	44
Provisions	25	72
Accumulated write-down of inventories to net realizable values	15	22
Unearned revenues	9	9
Lease liability over ROU assets under IFRS 16	3	1
Excess MCIT over RCIT	2	2
Pension and other employee benefits	(5)	(3)
	3,205	3,260
Unrecognized deferred income tax assets	803	817

Summary of Breakdown of Consolidated Excess MCIT and NOLCO

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2024 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2021(1)	December 31, 2026	—	53
December 31, 2022	December 31, 2025	—	687
December 30, 2023	December 31, 2026	1	1,113
December 31, 2024	December 31, 2026	22	466
		23	2,319
Consolidated tax benefits		23	580
Consolidated unrecognized deferred income tax assets		(2)	(314)
Consolidated recognized deferred income tax assets		21	266

(1) Under R.A. 11494.